Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (1.8%)
	Royal Gold Inc.	948,609	115,550
*	RBC Bearings Inc.	421,377	113,919
	Hexcel Corp.	1,218,593	88,775
	Balchem Corp.	465,921	72,195
*,1	Arcadium Lithium plc	15,501,340	66,811
	NewMarket Corp.	103,862	65,913
	Quaker Chemical Corp.	194,779	39,978
*,1	MP Materials Corp.	2,054,222	29,375
	Carpenter Technology Corp.	338,927	24,206
*	Century Aluminum Co.	736,180	11,330
*	Ingevity Corp.	236,313	11,272
	Compass Minerals International Inc.	298,292	4,695
			644,019
Consumer Discretionary (16.6%)
*	Deckers Outdoor Corp.	370,670	348,897
*	DraftKings Inc. Class A	6,156,716	279,576
	RB Global Inc.	2,635,876	200,775
*	Floor & Decor Holdings Inc. Class A	1,465,194	189,918
*	Liberty Media Corp.-Liberty Formula One Class C	2,855,676	187,332
	Wingstop Inc.	423,655	155,227
*	elf Beauty Inc.	761,466	149,270
	Texas Roadhouse Inc. Class A	964,389	148,969
	Wynn Resorts Ltd.	1,386,331	141,725
*	Five Below Inc.	757,123	137,327
	Tempur Sealy International Inc.	2,381,609	135,323
*,1	Carvana Co. Class A	1,511,300	132,858
*	Light & Wonder Inc.	1,299,868	132,704
*	Caesars Entertainment Inc.	2,968,036	129,822
	Vail Resorts Inc.	548,244	122,165
	Gentex Corp.	3,342,889	120,745
*	Crocs Inc.	830,051	119,361
	Churchill Downs Inc.	957,572	118,500
*	Skechers USA Inc. Class A	1,929,103	118,177
*	Etsy Inc.	1,711,115	117,588
*	SiteOne Landscape Supply Inc.	652,030	113,812
*	Duolingo Inc. Class A	491,101	108,327
	Pool Corp.	265,311	107,053
	Hyatt Hotels Corp. Class A	606,771	96,853
*	Bright Horizons Family Solutions Inc.	836,134	94,784
	Wyndham Hotels & Resorts Inc.	1,169,684	89,773
*	Wayfair Inc. Class A	1,298,596	88,149

		Shares	Market Value ($000)
*	Planet Fitness Inc. Class A	1,252,630	78,452
	TKO Group Holdings Inc. Class A	902,966	78,025
*	RH	210,483	73,303
*	Ollie's Bargain Outlet Holdings Inc.	889,438	70,773
	Boyd Gaming Corp.	989,247	66,596
*	Skyline Champion Corp.	750,596	63,808
*,1	Cava Group Inc.	903,534	63,293
*	Grand Canyon Education Inc.	433,478	59,044
*	Shake Shack Inc. Class A	541,540	56,336
[1]	Choice Hotels International Inc.	429,210	54,231
*	Hilton Grand Vacations Inc.	1,091,561	51,533
*	Madison Square Garden Sports Corp.	266,365	49,150
*	YETI Holdings Inc.	1,254,204	48,350
*	Visteon Corp.	397,006	46,692
	LCI Industries	347,417	42,753
*	TripAdvisor Inc.	1,445,280	40,164
	Columbia Sportswear Co.	480,487	39,006
*,1	Lucid Group Inc.	13,267,848	37,813
*	Frontdoor Inc.	1,149,777	37,460
*	Dorman Products Inc.	386,531	37,258
	Inter Parfums Inc.	253,987	35,688
*	ACV Auctions Inc. Class A	1,832,877	34,403
*	Sonos Inc.	1,788,434	34,088
*	Dutch Bros Inc. Class A	1,021,736	33,717
*	LGI Homes Inc.	289,447	33,683
*	Topgolf Callaway Brands Corp.	1,998,393	32,314
*	Fox Factory Holding Corp.	612,013	31,867
	Papa John's International Inc.	473,002	31,502
*	Sweetgreen Inc. Class A	1,220,121	30,820
*,1	QuantumScape Corp. Class A	4,653,726	29,272
*	Dave & Buster's Entertainment Inc.	464,397	29,071
*	United Parks & Resorts Inc.	507,869	28,547
*	Six Flags Entertainment Corp.	1,032,575	27,177
*	Gentherm Inc.	455,592	26,233
*	Chewy Inc. Class A	1,628,259	25,906
*	Beyond Inc.	655,812	23,550
*	Cavco Industries Inc.	57,264	22,852
*	Coursera Inc.	1,586,358	22,241
	Steven Madden Ltd.	511,754	21,637
*	Boot Barn Holdings Inc.	218,770	20,816
*	Peloton Interactive Inc. Class A	4,785,483	20,506
*	Liberty Media Corp.-Liberty Formula One Class A	346,301	20,342
	Jack in the Box Inc.	282,116	19,319
*	Stride Inc.	297,508	18,758
*	Madison Square Garden Entertainment Corp. Class A	475,167	18,631
	Allegiant Travel Co.	225,885	16,989
*	Leslie's Inc.	2,398,032	15,587
*	Life Time Group Holdings Inc.	992,747	15,407
*	Integral Ad Science Holding Corp.	1,367,293	13,632
*	Dream Finders Homes Inc. Class A	308,651	13,497
	Levi Strauss & Co. Class A	666,221	13,318
*	Driven Brands Holdings Inc.	828,751	13,086
*	Revolve Group Inc. Class A	571,222	12,093
*	Portillo's Inc. Class A	827,243	11,730
*	Vizio Holding Corp. Class A	1,048,220	11,468
*,1	Mister Car Wash Inc.	1,365,522	10,583
*	Sun Country Airlines Holdings Inc.	615,717	9,291
*	Figs Inc. Class A	1,861,330	9,269

		Shares	Market Value ($000)
	Camping World Holdings Inc. Class A	292,531	8,147
*	Udemy Inc.	719,646	7,902
*,1	Luminar Technologies Inc. Class A	3,962,288	7,806
*	Corsair Gaming Inc.	594,946	7,342
*	Instructure Holdings Inc.	314,057	6,715
*	Savers Value Village Inc.	347,652	6,703
*	Sabre Corp.	2,749,774	6,654
*	BJ's Restaurants Inc.	159,382	5,766
*	Rush Street Interactive Inc.	879,128	5,723
	Arhaus Inc. Class A	365,441	5,624
*,1	Frontier Group Holdings Inc.	645,167	5,232
[1]	Bowlero Corp. Class A	329,297	4,511
[1]	Spirit Airlines Inc.	790,452	3,826
*	SES AI Corp.	1,777,641	2,986
*	Angi Inc. Class A	1,028,446	2,695
*,1	iRobot Corp.	191,808	1,680
*	Liberty Media Corp.-Liberty Live Class C	1	—
			5,907,252
Consumer Staples (3.3%)
*	Celsius Holdings Inc.	2,509,308	208,072
	Casey's General Stores Inc.	535,858	170,644
*	BellRing Brands Inc.	1,891,362	111,647
	Lamb Weston Holdings Inc.	1,042,419	111,049
*	Darling Ingredients Inc.	2,304,397	107,177
*	Freshpet Inc.	696,641	80,713
	Coca-Cola Consolidated Inc.	72,481	61,349
	Lancaster Colony Corp.	278,188	57,760
	WD-40 Co.	195,842	49,609
*	Simply Good Foods Co.	1,297,224	44,145
*	Post Holdings Inc.	350,483	37,249
	Cal-Maine Foods Inc.	574,214	33,792
*	Boston Beer Co. Inc. Class A	102,427	31,181
	J & J Snack Foods Corp.	167,920	24,275
	Utz Brands Inc.	879,027	16,209
*	National Beverage Corp.	337,186	16,003
	Tootsie Roll Industries Inc.	212,751	6,814
*,1	Beyond Meat Inc.	442,705	3,666
			1,171,354
Energy (6.6%)
	Targa Resources Corp.	3,222,478	360,886
	TechnipFMC plc	5,973,887	150,004
*	Weatherford International plc	1,044,285	120,531
	EQT Corp.	3,179,354	117,859
	NOV Inc.	5,689,766	111,064
	Civitas Resources Inc.	1,457,480	110,637
*	NEXTracker Inc. Class A	1,875,006	105,507
	Matador Resources Co.	1,552,542	103,663
	ChampionX Corp.	2,759,902	99,053
	Noble Corp. plc	1,626,354	78,862
	Texas Pacific Land Corp.	132,879	76,872
	Permian Resources Corp.	3,768,332	66,549
*	Transocean Ltd.	10,514,621	66,032
[1]	Magnolia Oil & Gas Corp. Class A	2,503,068	64,955
*	Tidewater Inc.	687,514	63,251
	Northern Oil & Gas Inc.	1,306,235	51,831
	Alpha Metallurgical Resources Inc.	153,451	50,818
	Viper Energy Inc. Class A	1,295,317	49,818

		Shares	Market Value ($000)
	Cactus Inc. Class A	943,315	47,251
	Liberty Energy Inc. Class A	2,166,361	44,887
	SM Energy Co.	835,751	41,662
[1]	New Fortress Energy Inc.	1,332,358	40,757
*	Oceaneering International Inc.	1,454,576	34,037
*	Array Technologies Inc.	2,074,454	30,930
*,1	Plug Power Inc.	8,743,841	30,079
	Sitio Royalties Corp. Class A	1,121,951	27,735
*	Shoals Technologies Group Inc. Class A	2,455,736	27,455
	Helmerich & Payne Inc.	642,205	27,011
	Kinetik Holdings Inc. Class A	473,995	18,898
	Atlas Energy Solutions Inc. Class A	722,204	16,336
*	Fluence Energy Inc.	917,613	15,911
	CONSOL Energy Inc.	160,338	13,430
*	Ameresco Inc. Class A	469,672	11,333
*	Helix Energy Solutions Group Inc.	1,033,829	11,207
[1]	Comstock Resources Inc.	1,206,893	11,200
*	Dril-Quip Inc.	493,923	11,128
	RPC Inc.	1,405,127	10,876
*,1	ChargePoint Holdings Inc.	5,429,947	10,317
*,1	FuelCell Energy Inc.	6,524,449	7,764
	Core Laboratories Inc.	338,339	5,779
[1]	HighPeak Energy Inc.	278,528	4,392
*,1	SunPower Corp.	1,266,164	3,799
*,1	EVgo Inc. Class A	1,420,730	3,566
			2,355,932
Financials (4.9%)
*	Robinhood Markets Inc. Class A	8,611,914	173,358
	Kinsale Capital Group Inc.	317,915	166,823
	Erie Indemnity Co. Class A	366,860	147,320
	Blue Owl Capital Inc. Class A	6,581,274	124,123
	MarketAxess Holdings Inc.	546,824	119,891
	Morningstar Inc.	369,947	114,081
	Houlihan Lokey Inc. Class A	752,609	96,477
*,1	SoFi Technologies Inc.	12,682,029	92,579
	Ryan Specialty Holdings Inc. Class A	1,366,964	75,866
*,1	Marathon Digital Holdings Inc.	3,054,098	68,961
	Hamilton Lane Inc. Class A	555,096	62,593
	Pinnacle Financial Partners Inc.	526,779	45,240
*	Credit Acceptance Corp.	71,063	39,195
*	Clearwater Analytics Holdings Inc. Class A	2,096,756	37,092
*	Oscar Health Inc. Class A	2,243,518	33,361
*	Riot Platforms Inc.	2,684,522	32,859
	PJT Partners Inc. Class A	315,036	29,695
*,1	Upstart Holdings Inc.	1,060,833	28,526
	Moelis & Co. Class A	481,419	27,330
	Cohen & Steers Inc.	354,795	27,280
*	BRP Group Inc. Class A	928,811	26,880
	ServisFirst Bancshares Inc.	353,908	23,485
*	Goosehead Insurance Inc. Class A	307,942	20,515
*	Palomar Holdings Inc.	169,924	14,245
	StepStone Group Inc. Class A	393,265	14,055
*	Triumph Financial Inc.	160,017	12,692
*,1	Trupanion Inc.	453,342	12,517
*,1	Lemonade Inc.	757,316	12,428
	TFS Financial Corp.	811,360	10,191
	Live Oak Bancshares Inc.	241,614	10,029
	UWM Holdings Corp. Class A	1,282,547	9,311

		Shares	Market Value ($000)
*	Open Lending Corp.	1,383,534	8,661
	Safehold Inc.	386,315	7,958
*	AssetMark Financial Holdings Inc.	161,000	5,701
	P10 Inc. Class A	652,071	5,490
*	Hagerty Inc. Class A	323,428	2,959
			1,739,767
Health Care (16.5%)
*	Charles River Laboratories International Inc.	741,683	200,959
*	Neurocrine Biosciences Inc.	1,436,888	198,176
*	Exact Sciences Corp.	2,621,914	181,069
*	Shockwave Medical Inc.	532,890	173,525
*	Sarepta Therapeutics Inc.	1,283,454	166,156
	Bio-Techne Corp.	2,270,322	159,808
*	Natera Inc.	1,648,513	150,773
*	Medpace Holdings Inc.	355,333	143,608
*	Repligen Corp.	765,279	140,750
	Chemed Corp.	217,458	139,593
	Bruker Corp.	1,299,359	122,062
*	Penumbra Inc.	531,077	118,526
	Ensign Group Inc.	818,194	101,800
*	HealthEquity Inc.	1,239,016	101,141
*	Masimo Corp.	686,889	100,870
*	Cytokinetics Inc.	1,415,960	99,273
*	Exelixis Inc.	4,160,654	98,732
*	Vaxcyte Inc.	1,400,898	95,695
*	Intra-Cellular Therapies Inc.	1,328,055	91,901
*	Inspire Medical Systems Inc.	427,233	91,765
*	Globus Medical Inc. Class A	1,645,310	88,254
*	Insulet Corp.	504,210	86,422
*	Apellis Pharmaceuticals Inc.	1,454,532	85,497
*	Option Care Health Inc.	2,505,771	84,044
*	Blueprint Medicines Corp.	884,217	83,877
*	Ionis Pharmaceuticals Inc.	1,789,696	77,583
*	Halozyme Therapeutics Inc.	1,831,712	74,514
*	REVOLUTION Medicines Inc.	2,247,093	72,424
*	Catalent Inc.	1,239,724	69,982
*	Alkermes plc	2,412,695	65,312
*	Glaukos Corp.	673,856	63,538
*	Haemonetics Corp.	733,443	62,599
*	Lantheus Holdings Inc.	989,542	61,589
*	Merit Medical Systems Inc.	792,464	60,029
*	Insmed Inc.	2,144,086	58,169
*	Viking Therapeutics Inc.	696,249	57,092
*	Ultragenyx Pharmaceutical Inc.	1,129,554	52,739
*	Evolent Health Inc. Class A	1,577,093	51,713
*	10X Genomics Inc. Class A	1,366,033	51,267
*	Axonics Inc.	736,513	50,797
*	Amicus Therapeutics Inc.	4,234,778	49,886
*	iRhythm Technologies Inc.	424,979	49,298
*	Arrowhead Pharmaceuticals Inc.	1,698,898	48,588
*	SpringWorks Therapeutics Inc.	954,809	46,996
*	Progyny Inc.	1,176,358	44,878
*	Neogen Corp.	2,814,042	44,406
*	Cerevel Therapeutics Holdings Inc.	1,047,961	44,297
*	Axsome Therapeutics Inc.	547,040	43,654
*	Doximity Inc. Class A	1,499,616	40,355
*	Arvinas Inc.	883,025	36,451
*	Teladoc Health Inc.	2,406,579	36,339

		Shares	Market Value ($000)
*,1	Intellia Therapeutics Inc.	1,318,170	36,263
*	CorVel Corp.	135,776	35,704
	CONMED Corp.	444,084	35,562
*	Beam Therapeutics Inc.	1,059,284	34,999
*	QuidelOrtho Corp.	723,675	34,693
*	Guardant Health Inc.	1,669,568	34,443
*	Inari Medical Inc.	706,892	33,917
*	Tandem Diabetes Care Inc.	947,743	33,560
*	ACADIA Pharmaceuticals Inc.	1,778,188	32,879
*	Surgery Partners Inc.	1,096,001	32,694
*	Hims & Hers Health Inc.	2,058,246	31,841
*	PTC Therapeutics Inc.	1,089,755	31,701
*	Certara Inc.	1,731,244	30,955
*	Bridgebio Pharma Inc.	998,874	30,885
*	Denali Therapeutics Inc.	1,496,785	30,714
*	PROCEPT BioRobotics Corp.	619,848	30,633
*	Corcept Therapeutics Inc.	1,195,894	30,125
*	TG Therapeutics Inc.	1,967,825	29,931
*	NeoGenomics Inc.	1,842,793	28,969
*	Privia Health Group Inc.	1,449,196	28,390
*	Kymera Therapeutics Inc.	705,716	28,370
*	Astrana Health Inc.	673,339	28,273
*	R1 RCM Inc.	2,119,300	27,297
*	Twist Bioscience Corp.	793,196	27,214
*	STAAR Surgical Co.	704,961	26,986
*	agilon health Inc.	4,397,664	26,826
*	Veracyte Inc.	1,092,965	24,220
*,1	Recursion Pharmaceuticals Inc. Class A	2,406,234	23,990
*,1	Ginkgo Bioworks Holdings Inc. Class A	19,882,306	23,063
*	Sotera Health Co.	1,837,964	22,074
*	Novocure Ltd.	1,366,510	21,358
*	AtriCure Inc.	652,843	19,859
*	Xencor Inc.	879,141	19,455
*,1	Sana Biotechnology Inc.	1,895,981	18,960
*	Pacira BioSciences Inc.	637,071	18,615
*	Ironwood Pharmaceuticals Inc. Class A	1,921,356	16,735
*	Warby Parker Inc. Class A	1,202,024	16,359
*	Vir Biotechnology Inc.	1,554,176	15,744
*	Harmony Biosciences Holdings Inc.	450,945	15,143
*	Relay Therapeutics Inc.	1,799,336	14,934
*	Sage Therapeutics Inc.	737,823	13,827
*	AdaptHealth Corp. Class A	1,181,764	13,602
*	REGENXBIO Inc.	636,752	13,416
*	Maravai LifeSciences Holdings Inc. Class A	1,527,113	13,240
*	Rocket Pharmaceuticals Inc.	488,292	13,155
*	Verve Therapeutics Inc.	928,681	12,333
*	Agios Pharmaceuticals Inc.	405,772	11,865
*	Cytek Biosciences Inc.	1,565,983	10,508
*,1	ImmunityBio Inc.	1,928,454	10,356
	HealthStream Inc.	349,909	9,329
*	Phreesia Inc.	381,626	9,132
*	Zentalis Pharmaceuticals Inc.	562,813	8,870
*	Editas Medicine Inc.	1,179,484	8,752
*	Treace Medical Concepts Inc.	623,480	8,136
*,1	Novavax Inc.	1,629,669	7,790
*	GoodRx Holdings Inc. Class A	1,067,509	7,579
*	BioCryst Pharmaceuticals Inc.	1,478,900	7,513
*,1	ACELYRIN Inc.	1,054,279	7,116

		Shares	Market Value ($000)
*,1	Prime Medicine Inc.	977,499	6,842
*	Arcus Biosciences Inc.	358,804	6,774
*	Alignment Healthcare Inc.	1,365,467	6,773
*	LifeStance Health Group Inc.	1,093,610	6,748
*	Adaptive Biotechnologies Corp.	1,885,657	6,053
*	Accolade Inc.	502,742	5,269
*	Agiliti Inc.	486,832	4,927
*	Silk Road Medical Inc.	267,144	4,894
*	CareDx Inc.	371,106	3,930
*	Nevro Corp.	250,300	3,614
*	Allogene Therapeutics Inc.	729,361	3,260
*	Lyell Immunopharma Inc.	1,273,209	2,839
*	AnaptysBio Inc.	124,784	2,810
*,1	OPKO Health Inc.	2,016,125	2,419
*	Amylyx Pharmaceuticals Inc.	832,010	2,363
*,1	Theravance Biopharma Inc.	234,708	2,105
*	Innovage Holding Corp.	292,078	1,297
*,2	OmniAb Inc. 12.5 Earnout	45,320	—
*,2	OmniAb Inc. 15 Earnout	45,320	—
			5,862,540
Industrials (19.7%)
*	Axon Enterprise Inc.	1,028,146	321,686
	Graco Inc.	2,428,603	226,977
	Lennox International Inc.	462,500	226,051
*	Saia Inc.	383,381	224,278
	Lincoln Electric Holdings Inc.	825,998	210,993
	Nordson Corp.	743,300	204,066
*	TopBuild Corp.	458,841	202,225
	Watsco Inc.	449,060	193,980
	Advanced Drainage Systems Inc.	1,120,674	193,025
	Comfort Systems USA Inc.	515,598	163,811
	A O Smith Corp.	1,751,797	156,716
*	Trex Co. Inc.	1,568,255	156,433
*	Core & Main Inc. Class A	2,705,998	154,918
*	WEX Inc.	617,149	146,591
	Curtiss-Wright Corp.	551,721	141,207
	Toro Co.	1,507,530	138,135
	BWX Technologies Inc.	1,321,504	135,613
	Eagle Materials Inc.	497,507	135,198
	Simpson Manufacturing Co. Inc.	616,234	126,439
*	WillScot Mobile Mini Holdings Corp.	2,606,083	121,183
*	Affirm Holdings Inc. Class A	3,185,262	118,683
*	Generac Holdings Inc.	870,384	109,790
*	AZEK Co. Inc. Class A	2,105,618	105,744
	Cognex Corp.	2,478,523	105,139
*	Paylocity Holding Corp.	610,084	104,849
*	Chart Industries Inc.	617,347	101,689
	Landstar System Inc.	519,068	100,056
*	BILL Holdings Inc.	1,441,904	99,088
*	ATI Inc.	1,842,296	94,270
*	GXO Logistics Inc.	1,722,544	92,604
	Jack Henry & Associates Inc.	526,124	91,403
	Installed Building Products Inc.	348,176	90,084
	Littelfuse Inc.	359,822	87,203
	FTAI Aviation Ltd.	1,230,350	82,803
	AAON Inc.	938,622	82,693
	Armstrong World Industries Inc.	632,630	78,585
	Federal Signal Corp.	879,850	74,673

		Shares	Market Value ($000)
	Maximus Inc.	881,306	73,942
*	ExlService Holdings Inc.	2,262,579	71,950
*	Euronet Worldwide Inc.	628,073	69,044
	Badger Meter Inc.	423,859	68,585
	Woodward Inc.	435,369	67,099
	Herc Holdings Inc.	388,519	65,388
*	AeroVironment Inc.	406,251	62,270
*	Itron Inc.	656,946	60,781
	Franklin Electric Co. Inc.	566,207	60,477
	Exponent Inc.	731,032	60,449
*	Middleby Corp.	359,013	57,726
*	Verra Mobility Corp. Class A	2,281,603	56,972
*,1	Shift4 Payments Inc. Class A	821,526	54,278
	TriNet Group Inc.	401,629	53,212
*	ACI Worldwide Inc.	1,569,991	52,139
	John Bean Technologies Corp.	459,698	48,218
*	MasTec Inc.	455,307	42,457
*	Flywire Corp.	1,639,927	40,687
*	Marqeta Inc. Class A	6,750,424	40,233
*	Kratos Defense & Security Solutions Inc.	2,117,936	38,928
*	Remitly Global Inc.	1,871,681	38,819
	Mueller Water Products Inc. Class A	2,255,327	36,288
*	Modine Manufacturing Co.	356,839	33,967
*,1	Bloom Energy Corp. Class A	2,923,831	32,864
	Tennant Co.	268,897	32,701
*	Janus International Group Inc.	2,012,782	30,453
*	Dycom Industries Inc.	201,236	28,883
	Insperity Inc.	256,677	28,134
	Kadant Inc.	84,771	27,813
*	Legalzoom.com Inc.	2,035,438	27,153
*	CBIZ Inc.	342,771	26,907
	CSW Industrials Inc.	112,499	26,392
*	Leonardo DRS Inc.	1,136,687	25,109
*	Mercury Systems Inc.	728,835	21,501
*	Masonite International Corp.	157,741	20,735
*	Cimpress plc	230,787	20,427
	Lindsay Corp.	159,287	18,742
*	Payoneer Global Inc.	3,656,701	17,772
*	Gibraltar Industries Inc.	219,825	17,702
*	AMN Healthcare Services Inc.	274,538	17,161
*,1	Enovix Corp.	1,933,831	15,490
	Enerpac Tool Group Corp. Class A	390,851	13,938
*	Vicor Corp.	330,625	12,643
*,1	PureCycle Technologies Inc.	1,895,322	11,789
	Helios Technologies Inc.	238,665	10,666
*	Nikola Corp.	7,940,616	8,258
*,1	Virgin Galactic Holdings Inc.	5,195,042	7,689
	Gorman-Rupp Co.	151,384	5,987
*	CryoPort Inc.	335,879	5,945
	Forward Air Corp.	181,477	5,646
*	Paymentus Holdings Inc. Class A	235,566	5,359
*	ZipRecruiter Inc. Class A	440,304	5,059
*	Sterling Check Corp.	204,866	3,294
*	TaskUS Inc. Class A	250,755	2,921
*,2	GCI Liberty Inc.	14,603	—
			6,987,923
Real Estate (4.9%)
	American Homes 4 Rent Class A	4,436,092	163,160

		Shares	Market Value ($000)
	Equity LifeStyle Properties Inc.	2,423,329	156,063
	Rexford Industrial Realty Inc.	2,989,585	150,376
	CubeSmart	3,247,042	146,831
	Host Hotels & Resorts Inc.	5,080,221	105,059
	Americold Realty Trust Inc.	4,095,516	102,060
	Ryman Hospitality Properties Inc.	819,110	94,697
	Terreno Realty Corp.	1,350,936	89,702
	UDR Inc.	2,378,741	88,989
	Healthcare Realty Trust Inc. Class A	5,504,477	77,888
	Lamar Advertising Co. Class A	632,327	75,506
	Kite Realty Group Trust	3,168,900	68,702
	Essential Properties Realty Trust Inc.	2,398,116	63,934
	Independence Realty Trust Inc.	3,244,891	52,340
	National Storage Affiliates Trust	1,079,741	42,283
	Innovative Industrial Properties Inc.	404,918	41,925
	St. Joe Co.	547,928	31,763
	Phillips Edison & Co. Inc.	882,266	31,647
*	Howard Hughes Holdings Inc.	435,014	31,591
*	Opendoor Technologies Inc.	8,832,547	26,763
	RLJ Lodging Trust	2,137,958	25,271
	DigitalBridge Group Inc.	1,178,418	22,708
	Kennedy-Wilson Holdings Inc.	1,502,537	12,892
	Paramount Group Inc.	2,668,302	12,514
[1]	eXp World Holdings Inc.	1,116,764	11,536
*	Redfin Corp.	1,580,943	10,513
	Universal Health Realty Income Trust	179,780	6,600
	Alexander's Inc.	16,599	3,604
			1,746,917
Technology (22.4%)
*,1	MicroStrategy Inc. Class A	195,183	332,701
*	PTC Inc.	1,640,114	309,883
	Entegris Inc.	2,171,826	305,228
*	Pure Storage Inc. Class A	4,334,503	225,351
*	Manhattan Associates Inc.	889,045	222,466
*	Nutanix Inc. Class A	3,504,397	216,291
	Vertiv Holdings Co. Class A	2,619,226	213,912
*	Dynatrace Inc.	4,060,532	188,571
*	DocuSign Inc. Class A	2,945,056	175,378
*	Qorvo Inc.	1,394,376	160,116
*	Lattice Semiconductor Corp.	1,986,373	155,394
*	Match Group Inc.	3,924,738	142,389
*	Dayforce Inc.	2,145,101	142,027
*	Toast Inc. Class A	5,576,440	138,965
*	Guidewire Software Inc.	1,183,152	138,086
*	AppLovin Corp. Class A	1,941,884	134,417
*	Onto Innovation Inc.	708,765	128,343
*	UiPath Inc. Class A	5,587,985	126,680
*	Elastic NV	1,110,933	111,360
*	Procore Technologies Inc.	1,346,882	110,673
	Universal Display Corp.	649,813	109,461
*	Fabrinet	524,322	99,107
*	SPS Commerce Inc.	533,922	98,722
*	Rambus Inc.	1,552,486	95,959
*	Samsara Inc. Class A	2,454,160	92,743
*	Novanta Inc.	517,119	90,377
*	Dropbox Inc. Class A	3,612,547	87,785
*	Qualys Inc.	507,260	84,646
*	Confluent Inc. Class A	2,772,000	84,601

		Shares	Market Value ($000)
*	SentinelOne Inc. Class A	3,591,140	83,709
*	Tenable Holdings Inc.	1,691,680	83,620
*	MACOM Technology Solutions Holdings Inc.	832,332	79,604
*	ZoomInfo Technologies Inc. Class A	4,935,354	79,114
*	Aspen Technology Inc.	367,246	78,326
*	Gitlab Inc. Class A	1,324,521	77,246
*	Twilio Inc. Class A	1,241,496	75,917
*	Smartsheet Inc. Class A	1,869,569	71,978
	Dolby Laboratories Inc. Class A	859,059	71,963
*	Varonis Systems Inc. Class B	1,496,755	70,602
	Paycom Software Inc.	353,048	70,260
*	Appfolio Inc. Class A	282,689	69,751
*	Altair Engineering Inc. Class A	805,518	69,395
*	DoubleVerify Holdings Inc.	1,963,755	69,046
*	Coherent Corp.	1,096,135	66,448
*	Silicon Laboratories Inc.	460,727	66,216
*	Five9 Inc.	1,058,852	65,765
*	CommVault Systems Inc.	630,506	63,952
*	Workiva Inc. Class A	698,161	59,204
	Power Integrations Inc.	821,463	58,776
*	Box Inc. Class A	1,969,868	55,787
	Advanced Energy Industries Inc.	538,988	54,966
*	Freshworks Inc. Class A	2,991,806	54,481
*	JFrog Ltd.	1,227,791	54,293
*	Axcelis Technologies Inc.	471,986	52,636
*	BlackLine Inc.	796,298	51,425
*	FormFactor Inc.	1,124,097	51,293
*	Unity Software Inc.	1,920,938	51,289
*	Wolfspeed Inc.	1,716,616	50,640
*	Alarm.com Holdings Inc.	685,190	49,656
*	Diodes Inc.	630,232	44,431
*	HashiCorp Inc. Class A	1,609,090	43,365
*	Q2 Holdings Inc.	810,395	42,594
*	Credo Technology Group Holding Ltd.	1,975,560	41,862
*	Rapid7 Inc.	842,962	41,339
*	Envestnet Inc.	710,358	41,137
*	Impinj Inc.	314,203	40,347
*	Sprout Social Inc. Class A	675,512	40,335
	Pegasystems Inc.	605,811	39,160
*	Yelp Inc. Class A	939,411	37,013
*	nCino Inc.	980,232	36,641
*	Braze Inc. Class A	792,257	35,097
*	Rogers Corp.	268,605	31,881
*	LiveRamp Holdings Inc.	907,935	31,324
*	Cargurus Inc. Class A	1,320,790	30,484
*	Squarespace Inc. Class A	827,180	30,142
*	Allegro MicroSystems Inc.	1,115,040	30,061
*	DigitalOcean Holdings Inc.	786,551	30,031
*,1	C3.ai Inc. Class A	1,102,270	29,838
*	Blackbaud Inc.	386,133	28,628
*	Veeco Instruments Inc.	813,841	28,623
*	Perficient Inc.	502,144	28,266
*	Ambarella Inc.	552,129	28,032
	Clear Secure Inc. Class A	1,299,027	27,630
*	PagerDuty Inc.	1,194,358	27,088
*	Vertex Inc. Class A	791,528	25,139
*	Schrodinger Inc.	907,865	24,512
*,1	IonQ Inc.	2,364,849	23,625

		Shares	Market Value ($000)
*	Appian Corp. Class A	579,068	23,134
*	SiTime Corp.	245,763	22,912
*	Fastly Inc. Class A	1,743,992	22,620
*	Paycor HCM Inc.	1,156,932	22,491
*	PROS Holdings Inc.	607,421	22,068
*	Upwork Inc.	1,785,578	21,891
*	Intapp Inc.	626,096	21,475
*	Everbridge Inc.	596,676	20,782
*	Magnite Inc.	1,891,176	20,330
*	Sprinklr Inc. Class A	1,641,055	20,136
*	Jamf Holding Corp.	999,180	18,335
*	IPG Photonics Corp.	200,436	18,178
*	Zuora Inc. Class A	1,949,384	17,778
*	Asana Inc. Class A	1,088,404	16,859
	Shutterstock Inc.	359,598	16,473
*	AvePoint Inc.	1,989,253	15,755
*	PubMatic Inc. Class A	600,805	14,251
*	Alkami Technology Inc.	550,900	13,536
*	Semtech Corp.	464,149	12,759
*,1	Astera Labs Inc.	165,110	12,249
*	Zeta Global Holdings Corp. Class A	1,002,256	10,955
*	Amplitude Inc. Class A	992,605	10,800
*	Xometry Inc. Class A	589,983	9,965
*	MaxLinear Inc. Class A	532,382	9,940
*	Vimeo Inc.	2,176,610	8,902
*	NerdWallet Inc. Class A	588,889	8,657
*	Yext Inc.	1,433,433	8,644
*	nLight Inc.	640,527	8,327
*	3D Systems Corp.	1,830,606	8,128
*	Olo Inc. Class A	1,468,171	8,060
*	Reddit Inc. Class A	159,821	7,882
*	Planet Labs PBC	2,886,330	7,360
*	CEVA Inc.	323,257	7,341
*,1	Rumble Inc.	895,328	7,234
*	SmartRent Inc. Class A	2,493,758	6,683
*	BigCommerce Holdings Inc.	937,989	6,463
*	Eventbrite Inc. Class A	1,165,612	6,388
*	MeridianLink Inc.	339,653	6,352
*	N-able Inc.	462,672	6,047
*	MediaAlpha Inc. Class A	290,964	5,927
*	SEMrush Holdings Inc. Class A	432,656	5,737
*	Definitive Healthcare Corp. Class A	672,016	5,423
*	Nextdoor Holdings Inc.	2,235,481	5,030
*	Matterport Inc.	1,876,308	4,240
*	Enfusion Inc. Class A	382,762	3,541
*,1	Getty Images Holdings Inc.	727,355	3,019
*	EverCommerce Inc.	271,467	2,557
*	SecureWorks Corp. Class A	106,722	717
			7,981,946
Telecommunications (1.5%)
*	Roku Inc. Class A	1,821,451	118,704
*	Ciena Corp.	2,094,149	103,556
*	Liberty Broadband Corp. Class C	842,915	48,240
	Iridium Communications Inc.	1,591,438	41,632
	Cogent Communications Holdings Inc.	631,937	41,284
	Cable One Inc.	64,889	27,456
*	Calix Inc.	808,480	26,809
*	Lumentum Holdings Inc.	486,621	23,041

			Shares	Market Value ($000)
		InterDigital Inc.	184,023	19,591
*,1		Infinera Corp.	2,785,393	16,796
*		Globalstar Inc.	10,975,225	16,134
		Shenandoah Telecommunications Co.	689,739	11,981
*		Extreme Networks Inc.	882,995	10,190
*		Liberty Broadband Corp. Class A	118,081	6,745
*		Gogo Inc.	465,146	4,084
*		fuboTV Inc.	2,008,672	3,174
				519,417
Utilities (1.5%)
		Vistra Corp.	2,581,638	179,811
*		Clean Harbors Inc.	701,079	141,134
*		Casella Waste Systems Inc. Class A	823,187	81,388
		Ormat Technologies Inc.	741,140	49,056
*		Sunrun Inc.	3,012,379	39,703
		California Water Service Group	833,017	38,719
*,1		Sunnova Energy International Inc.	1,502,618	9,211
*		Net Power Inc.	179,260	2,042
				541,064
Total Common Stocks (Cost $27,140,713)				35,458,131
		Coupon
Temporary Cash Investments (2.4%)
Money Market Fund (2.4%)
[3,4]	Vanguard Market Liquidity Fund (Cost $873,516)	5.407%	8,737,882	873,613
Total Investments (102.1%) (Cost $28,014,229)				36,331,744
Other Assets and Liabilities—Net (-2.1%)				(754,265)
Net Assets (100%)				35,577,479
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $693,024,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $787,516,000 was received for securities on loan, of which $785,454,000 is held in Vanguard Market Liquidity Fund and $2,062,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2024	414	44,420	1,102

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
C3.ai Inc. Class A	1/31/25	CITNA	15,158	(5.329)	—	(4,120)
Elastic NV	8/30/24	BANA	5,352	(5.328)	—	(1,364)
MicroStrategy Inc. Class A	1/31/25	CITNA	21,991	(5.329)	14,569	—
Middleby Corp.	8/30/24	BANA	4,260	(5.328)	225	—
Novocure Ltd.	8/30/24	BANA	2,756	(5.328)	47	—
Watsco Inc.	8/30/24	BANA	7,882	(5.328)	725	—
Watsco Inc.	8/30/24	BANA	7,882	(5.328)	725	—
Wolfspeed Inc.	8/30/24	BANA	2,602	(5.328)	338	—
					16,629	(5,484)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At March 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $15,462,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.   Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	35,458,131	—	—	35,458,131
Temporary Cash Investments	873,613	—	—	873,613
Total	36,331,744	—	—	36,331,744

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,102	—	—	1,102
Swap Contracts	—	16,629	—	16,629
Total	1,102	16,629	—	17,731
Liabilities
Swap Contracts	—	5,484	—	5,484
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.